Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term:
Short-term financing receivables	¥ 99,857		¥ 71,271
Allowance for credit losses	(2,657)		(488)
Short-term financing receivables, net	97,200	$ 15,252	70,783
Long-term:
Long-term financing receivables	571		2,930
Allowance for credit losses			(95)
Long-term financing receivables, net	¥ 571	$ 90	¥ 2,835